Commitments	12 Months Ended
Dec. 31, 2025
Commitments [Abstract]
Commitments
19.	Commitments

Newbuild commitments

The Group has equity interests in joint ventures and is obliged to provide its share of working capital for the joint ventures’ newbuild program through either equity contributions or shareholder’s loans. The commitments may not be utilised by the joint ventures.

The future minimum capital contributions to be made at the balance sheet date but not yet recognised are as follows:

2025 US$’000
Less than one year	14,197

Operating lease commitments - where the Group is a lessor

The Group leases vessels to non-related parties under non-cancellable operating lease agreements. The Group classifies these leases as operating leases as the Group retains substantially all risks and rewards incidental to ownership of the leased assets.

The undiscounted lease payments under operating leases to be received after the reporting date are classified as follows:

2025 US$’000
Less than one year	145,063
One to two years	59,443
Two to five years	28,390
232,896